Consolidated statement of cash flows - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Cash flows from operating activities
Cash generated from operations	R 413,025	R 377,115	R 293,808
Interest received	8,576	14,737	7,936
Interest paid	(3,731)	(5,680)	(1,831)
Taxation paid	(64,662)	(62,601)	(59,479)
Net cash generated from operating activities	353,208	323,571	240,434
Cash flows from investing activities
Purchases of property, plant and equipment	(238,646)	(180,230)	(155,584)
Proceeds on sale of property, plant and equipment and intangible assets	4,388	369	633
Purchases of intangible assets	(99,615)	(115,293)	(86,276)
Acquisition of business, net of cash acquired	0	0	(18,000)
Deferred consideration paid	0	(1,103)	(1,361)
Decrease in restricted cash	127	6,951	19,346
Increase in restricted cash	(8,389)	(3,588)	(8,472)
Net cash used in investing activities	(342,135)	(292,894)	(249,714)
Cash flows from financing activities
Proceeds from issuance of shares	10,726	7,072	7,722
Share repurchase	(18,666)	(473,682)	(123,760)
Dividends paid to Company’s owners	(53,201)	(52,966)	(107,150)
Repayments of borrowings	0	0	(41)
Acquisition of non-controlling interest	(1,353)	0	0
Net cash used in financing activities	(62,494)	(519,576)	(223,229)
Net decrease in cash and cash equivalents	(51,421)	(488,899)	(232,509)
Net cash and cash equivalents at the beginning of the year	356,333	860,762	927,415
Exchange (losses)/gains on cash and cash equivalents	(14,374)	(15,530)	165,856
Net cash and cash equivalents at the end of the year	R 290,538	R 356,333	R 860,762